Commitments and Contingencies (Details 3) (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Line Items]
Rental expenses under operating leases	₩ 1,755	₩ 2,324	₩ 2,342
Lease agreement, guarantee deposit	954	₩ 937		$ 816
Future minimum rental payments
2016	1,637
2017	0
2018	0
Total operating lease due	1,637
Korea Software Industry Promotion Agency
Commitments and Contingencies [Line Items]
Lease agreement, guarantee deposit	₩ 914